ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2020
Receivables [Abstract]
ACCOUNTS RECEIVABLE	ACCOUNTS RECEIVABLE
The components of accounts receivable at December 31 were as follows:

	2020	2019
Trade receivables	$53,213	$81,612
Less: allowance for doubtful accounts	(3,631)	(2,975)
	49,582	78,637
Sales taxes receivable	4,419	3,341
R&D tax credits	3,350	3,816
Financing receivables	342	959
Contract assets (note 2(c))	2,132	1,688
Other receivables	8,750	6,050
	$68,575	$94,491

The movement in the allowance for expected credit losses during the years ended December 31 was as follows:

	2020	2019
Balance, beginning of year	$2,975	$2,968
Effect of adoption of ASC 326 (note 3)	917
	3,892
Current period provision for expected credit losses	418	490
Write-offs charged against allowance for credit losses	(792)	(285)
Recoveries of amounts previously written off	15	—
Foreign exchange	98	(3)
Assets held for sale	—	$(195)
	$3,631	$2,975